NOTE RECEIVABLE (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Jan. 29, 2021
NOTE RECEIVABLE
Outstanding interest balance	$ 156,000	$ 0
Notes Receivable
NOTE RECEIVABLE
Principal amount		$ 7,800,000		$ 7,500,000
Interest rate (in percent)		2.00%		2.00%
Interest income	156,000	$ 37,808	$ 262,192
Outstanding principal	$ 7,800,000	$ 7,800,000